Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
SALES, NET	$ 1,468,621	$ 4,792,544	$ 15,279,859	$ 25,990,228
Cost of goods sold	1,651,110	3,831,928	14,497,254	16,300,333
GROSS (LOSS) PROFIT	(182,489)	960,616	782,605	9,689,895
EXPENSES:
Selling, general and administrative	3,243,189	2,769,726	11,126,759	6,464,969
Advertising	105,177	367,615	2,374,329	2,264,807
Total operating expenses	3,348,366	3,137,341	13,501,088	8,729,776
Operating (loss) income	(3,530,855)	(2,176,725)	(12,718,483)	960,119
Other (expense) income:
Induced conversion expense				299,577
Amortization of deferred financing costs	(34,917)		17,458
Change in fair value of derivative liabilities	(37,965)
Interest expense	(378,775)	(28,434)	348,975	383,981
Interest Income	1,316
Total other expense	(450,341)	(28,434)	366,433	683,558
(LOSS) INCOME BEFORE INCOME TAX (EXPENSE) BENEFIT	(3,981,196)	(2,205,159)	(13,084,916)	276,561
Income tax (expense) benefit		752,400	(767,333)	524,791
NET (LOSS) INCOME	$ (3,981,196)	$ (1,452,759)	$ (13,852,249)	$ 801,352
BASIC (LOSS) EARNINGS PER COMMON SHARE			$ (0.84)	$ 0.06
DILUTED (LOSS) EARNINGS PER COMMON SHARE			$ (0.84)	$ 0.06
LOSS PER COMMON SHARE - BASIC AND DILUTED	$ (0.18)	$ (0.09)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC			16,415,152	12,818,487
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - DILUTED			16,415,152	13,186,365
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC AND DILUTED	22,474,273	16,267,750